UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         June 30, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-130192-11


                 J.P. Morgan Mortgage Acquisition Trust 2006-HE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141356, 33-1141358, 33-1141360
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1          [   ]           [   ]           [ x ]
    A2          [   ]           [   ]           [ x ]
    A3          [   ]           [   ]           [ x ]
    A4          [   ]           [   ]           [ x ]
    A5          [   ]           [   ]           [ x ]
    M1          [   ]           [   ]           [ x ]
    M2          [   ]           [   ]           [ x ]
    M3          [   ]           [   ]           [ x ]
    M4          [   ]           [   ]           [ x ]
    M5          [   ]           [   ]           [ x ]
    M6          [   ]           [   ]           [ x ]
    M7          [   ]           [   ]           [ x ]
    M8          [   ]           [   ]           [ x ]
    M9          [   ]           [   ]           [ x ]
    M10         [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-HE2 Asset-Backed Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                               Date:  August 03, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Trust 2006-HE2 Asset-Backed Pass-Through Certificates, Series 2006-HE2 relating to the July 25, 2006 distribution.


                                     EX-99.1
              JP Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                  July 25, 2006
                                ***Restatment***


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                            10
Delinquency Trend Group                                              11
Bankruptcies                                                         12
Foreclosures                                                         14
REO Properties                                                       16
REO Property Scheduled Balance                                       17
Principal Payoffs by Group occurred in this Distribution             17
Realized Loss Group Report                                           18

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

              JP Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                  July 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
 A1      171,430,000.00   171,430,000.00    1,984,480.58       653,576.88     2,638,057.46       0.00      0.00   169,445,519.42
 A2      115,507,000.00   115,507,000.00    2,543,149.67       433,151.25     2,976,300.92       0.00      0.00   112,963,850.33
 A3       47,160,000.00    47,160,000.00            0.00       178,487.50       178,487.50       0.00      0.00    47,160,000.00
 A4       44,844,000.00    44,844,000.00            0.00       171,279.17       171,279.17       0.00      0.00    44,844,000.00
 A5       36,125,000.00    36,125,000.00            0.00       140,736.98       140,736.98       0.00      0.00    36,125,000.00
 M1       19,548,000.00    19,548,000.00            0.00        76,698.75        76,698.75       0.00      0.00    19,548,000.00
 M2       17,674,000.00    17,674,000.00            0.00        69,591.38        69,591.38       0.00      0.00    17,674,000.00
 M3       10,444,000.00    10,444,000.00            0.00        41,195.78        41,195.78       0.00      0.00    10,444,000.00
 M4        9,372,000.00     9,372,000.00            0.00        37,292.75        37,292.75       0.00      0.00     9,372,000.00
 M5        8,837,000.00     8,837,000.00            0.00        35,348.00        35,348.00       0.00      0.00     8,837,000.00
 M6        8,301,000.00     8,301,000.00            0.00        33,549.88        33,549.88       0.00      0.00     8,301,000.00
 M7        7,766,000.00     7,766,000.00            0.00        34,245.90        34,245.90       0.00      0.00     7,766,000.00
 M8        7,230,000.00     7,230,000.00            0.00        32,635.42        32,635.42       0.00      0.00     7,230,000.00
 M9        4,552,000.00     4,552,000.00            0.00        22,760.00        22,760.00       0.00      0.00     4,552,000.00
 M10       5,623,000.00     5,623,000.00            0.00        28,115.00        28,115.00       0.00      0.00     5,623,000.00
  P              100.00           100.00            0.00        11,800.36        11,800.36       0.00      0.00           100.00
  R                0.00             0.00            0.00             0.00             0.00       0.00      0.00             0.00
TOTALS   514,413,100.00   514,413,100.00    4,527,630.25     2,000,465.00     6,528,095.25       0.00      0.00   509,885,469.75
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
  C      535,569,123.00   535,569,123.00            0.00     1,230,600.33     1,230,600.33       0.00      0.00   531,041,492.75
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         46625SAA4   1,000.00000000  11.57604025         3.81250003        15.38854028      988.42395975          5.490000%
A2         46625SAB2   1,000.00000000  22.01727748         3.75000000        25.76727748      977.98272252          5.400000%
A3         46625SAC0   1,000.00000000   0.00000000         3.78472222         3.78472222    1,000.00000000          5.450000%
A4         46625SAD8   1,000.00000000   0.00000000         3.81944452         3.81944452    1,000.00000000          5.500000%
A5         46625SAE6   1,000.00000000   0.00000000         3.89583336         3.89583336    1,000.00000000          5.610000%
M1         46625SAF3   1,000.00000000   0.00000000         3.92361111         3.92361111    1,000.00000000          5.650000%
M2         46625SAG1   1,000.00000000   0.00000000         3.93750028         3.93750028    1,000.00000000          5.670000%
M3         46625SAH9   1,000.00000000   0.00000000         3.94444466         3.94444466    1,000.00000000          5.680000%
M4         46625SAJ5   1,000.00000000   0.00000000         3.97916667         3.97916667    1,000.00000000          5.730000%
M5         46625SAK2   1,000.00000000   0.00000000         4.00000000         4.00000000    1,000.00000000          5.760000%
M6         46625SAL0   1,000.00000000   0.00000000         4.04166727         4.04166727    1,000.00000000          5.820000%
M7         46625SAM8   1,000.00000000   0.00000000         4.40972187         4.40972187    1,000.00000000          6.350000%
M8         46625SAN6   1,000.00000000   0.00000000         4.51388935         4.51388935    1,000.00000000          6.500000%
M9         46625SAP1   1,000.00000000   0.00000000         5.00000000         5.00000000    1,000.00000000          7.200000%
M10        46625SAQ9   1,000.00000000   0.00000000         5.00000000         5.00000000    1,000.00000000          7.200000%
P          46625SAS5   1,000.00000000   0.00000000   118,003.60000000   118,003.60000000    1,000.00000000          0.000000%
TOTALS                 1,000.00000000   8.80154539         3.88882981        12.69037521      991.19845461
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          46625SAR7   1,000.00000000   0.00000000         2.29774324         2.29774324      991.54613279          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

Dates:
Record Date                                                                               07/24/06
Determination Date                                                                        07/17/06
Distribution Date                                                                         07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                    184,479.50
Group 1                                                                                  80,234.19
Group 2                                                                                 104,245.31

Principal Prepayments (Total)                                                         4,324,750.58
Group 1                                                                               1,893,196.40
Group 2                                                                               2,431,554.18

Curtailments (Total)                                                                     12,502.32
Group 1                                                                                   7,709.44
Group 2                                                                                   4,792.88

Curtailment Interest Adjustments (Total)                                                  5,897.85
Group 1                                                                                   3,340.55
Group 2                                                                                   2,557.30

Repurchase Principal (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00


Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00
Other Principal Adjustments (Total)                                                           0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Non Recoverable Principal Advances (Total)                                                    0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Funds:
Gross Interest                                                                        3,560,434.28
Group 1                                                                               1,473,018.23
Group 2                                                                               2,087,416.05

Servicing Fees                                                                          223,153.79
Group 1                                                                                  92,166.56
Group 2                                                                                 130,987.23

Trustee Fees                                                                              1,785.21
Group 1                                                                                     737.32
Group 2                                                                                   1,047.89

Custodian Fee                                                                               892.62
Group 1                                                                                     368.67
Group 2                                                                                     523.95

Trust Oversight Manager Fees                                                              6,694.61
Group 1                                                                                   2,765.00
Group 2                                                                                   3,929.62

Non Recoverable Interest Advances (Total)                                                 1,434.38
Group 1                                                                                   1,434.38
Group 2                                                                                       0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                3
Group 1                                                                                          1
Group 2                                                                                          2

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected      504,257.35
Group 1                                                                                 180,000.00
Group 2                                                                                 324,257.35

Amount of Prepayment Penalties Collected                                                 11,800.36
Group 1                                                                                   1,800.00
Group 2                                                                                  10,000.36
Available Remitance Amount                                                            7,854,103.92

Principal Remittance Amount (Total)                                                   4,527,630.25
Group 1                                                                               1,984,480.58
Group 2                                                                               2,543,149.67

Interest Remittance Amount (Total)                                                    3,326,473.67
Group 1                                                                               1,375,546.31
Group 2                                                                               1,950,927.36
Pool Detail:
Beginning Number of Loans Outstanding                                                        3,084
Group 1                                                                                      1,546
Group 2                                                                                      1,538

Ending Number of Loans Outstanding                                                           3,065
Group 1                                                                                      1,536
Group 2                                                                                      1,529

Beginning Aggregate Loan Balance                                                    535,569,122.75
Group 1                                                                             221,199,743.40
Group 2                                                                             314,369,379.35

Ending Aggregate Loan Balance                                                       531,041,492.50
Group 1                                                                             219,215,262.82
Group 2                                                                             311,826,229.68

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaning Term To Maturity                                                  355.83
Group 1                                                                                     357.00
Group 2                                                                                     355.00
Weighted Average Net Mortgage Rate                                                        7.21632%
Group 1                                                                                   7.21515%
Group 2                                                                                   7.21715%

Interest Accrual Period
Start Date                                                                           June 30, 2006
End Date                                                                             July 25, 2006
Number of Days in Accrual Period                                                                25

  Delinquent Mortgage Loans
           Group 1
          Category              Number         Principal Balance             Percentage
           1 Month                6                        515,660.43                     0.24%
           2 Month                1                         62,694.42                     0.03%
           3 Month                0                              0.00                     0.00%
            Total                 7                        578,354.85                     0.26%
  Delinquent Mortgage Loans
           Group 2
          Category              Number         Principal Balance             Percentage
           1 Month                11                     1,673,644.43                     0.54%
           2 Month                4                        259,202.67                     0.08%
           3 Month                0                              0.00                     0.00%
           Total                 15                      1,932,847.10                     0.62%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

      Bankruptcies
      Group Number     Number of Loans Principal Balance  Percentage
               1                     1        81,877.90        0.04%
               2                     0             0.00        0.00%
          Total                      1        81,877.90        0.02%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                     81,877.90
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   1
Total Principal Balance of Bankruptcy Loans                                                81,877.90

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   0
Total Principal Balance of Bankruptcy Loans                                                     0.00

     Foreclosures
     Group Number    Number of Loans Principal Balance   Percentage
             1                     0             0.00         0.00%
             2                     0             0.00         0.00%
        Total                      0             0.00         0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

   REO Properties
    Group Number      Number of Loans Principal Balance     Percentage
             1                      0             0.00           0.00%
             2                      0             0.00           0.00%
        Total                       0             0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
  Group Number    Loan Number     REO Date    Schedule Principal Balance
                                                             0.00
      Total                                                  0.00

Principal Payoffs by Group occured in this Distribution
   Group Number     Number of Loans    Principal Balance      Percentage
            1              0                1,893,196.40           0.86%
            2              0                2,431,554.18           0.78%
       Total               0                4,324,750.58           0.81%

   Realized Loss Group Report
          Group Number          Current Loss   Cumulative Loss  Ending Balance Balance of Liquidated Loans Net Liquidation Proceeds
                1                       0.00              0.00  219,215,262.82                        0.00                     0.00
                2                       0.00              0.00  311,826,229.68                        0.00                     0.00
              TOTAL                     0.00              0.00  531,041,492.50                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                                   0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00
Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 35.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           0.06062%
35.50% of of Senior Enhancement Percetage                                                        8.05561%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       21,154,980.35
Ending Overcollateralization Amount                                                         21,156,022.75
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,230,600.33
Payment to Class C                                                                           1,230,600.33
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Swap Account:
Net Swap Payment Due                                                                           107,208.72
Net Swap Payment Paid                                                                          107,208.72
Net Swap Receipt Due                                                                                 0.00

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  107,208.72
Withdrawals from the Swap Account                                                              107,208.72
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                             0.00
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                         0.00
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    8.659586

One-Month LIBOR for Such Distribution Date                                                       5.350000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.490000
Class A-2                                                                                        5.400000
Class A-3                                                                                        5.450000
Class A-4                                                                                        5.500000
Class A-5                                                                                        5.610000
Class M-1                                                                                        5.650000
Class M-2                                                                                        5.670000
Class M-3                                                                                        5.680000
Class M-4                                                                                        5.730000
Class M-5                                                                                        5.760000
Class M-6                                                                                        5.820000
Class M-7                                                                                        6.350000
Class M-8                                                                                        6.500000
Class M-9                                                                                        7.200000
Class M-10                                                                                       7.200000
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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